Investments - Investments (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Rail investments accounted for on an equity basis	82	67
Other investments	30	25
Total investments	112	92